Customer and Supplier Concentration (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Sales Revenue [Member]
Customer and Supplier Concentration (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%